Cover	Nov. 04, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Cencora, Inc.
Entity Central Index Key	0001140859
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-16671
Entity Tax Identification Number	23-3079390
Entity Address, Address Line One	1 West First Avenue
Entity Address, City or Town	Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428-1800
City Area Code	610
Local Phone Number	727-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock
Trading Symbol	COR
Security Exchange Name	NYSE
€500,000, 2.875% Senior Notes Due 2028
Document Information [Line Items]
Title of 12(b) Security	2.875% Senior Notes due 2028
Trading Symbol	COR28
Security Exchange Name	NYSE
€500,000, 3.625% Senior Notes Due 2032
Document Information [Line Items]
Title of 12(b) Security	3.625% Senior Notes due 2032
Trading Symbol	COR32
Security Exchange Name	NYSE